Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Current service cost	$ 66	$ 64
Administrative expense	1	1
Net interest expense (income)	13	17
Settlements	0	2
Other long-term employee benefit losses (gains)	(3)	0
Net benefit expense	77	84
Pension
Disclosure of defined benefit plans [line items]
Current service cost	59	58
Administrative expense	1	1
Net interest expense (income)	6	8
Settlements	0	2
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	66	69
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Current service cost	7	6
Administrative expense	0	0
Net interest expense (income)	7	9
Settlements	0	0
Other long-term employee benefit losses (gains)	(3)	0
Net benefit expense	$ 11	$ 15